Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Schedule of components of right-of-use assets
(a)	Right-of-use-assets

		Containers and equipment	Buildings, vehicles and other tangible assets

	Vessels			Total
	US $ in millions
Balance as at January 1, 2022	2,720.2	458.6	47.6	3,226.4
Additions	2,184.6		22.5	2,207.1
Depreciation	(1,170.0)	(80.5)	(18.4)	(1,268.9)
Other (*)	232.5	1.9	6.3	240.7
Balance as at December 31, 2022	3,967.3	380.0	58.0	4,405.3

		Containers and equipment	Buildings, vehicles and other tangible assets

	Vessels			Total
	US $ in millions
Balance as at January 1, 2021	826.7	466.1	47.9	1,340.7
Additions	1,677.5	85.1	16.3	1,778.9
Depreciation	(602.1)	(89.2)	(18.5)	(709.8)
Other (*)	818.1	(3.4)	1.9	816.6
Balance as at December 31, 2021	2,720.2	458.6	47.6	3,226.4

(*)	Mainly modifications, see also Note 5.

Schedule of maturity analysis of the Group's lease liabilities
(b)	Maturity analysis of the Group's lease liabilities

	As at December 31
	2022	2021
	US $ in millions
Less than one year	1,380.8	893.0
One to five years	2,652.8	1,981.5
More than five years	125.9	197.2
Total	4,159.5	3,071.7
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Schedule of amounts recognized in profit or loss
(c)	Amounts recognized in profit or loss

	2022	2021
	US $ in millions
Interest expenses related to lease liabilities	206.0	139.6
Expenses relating to short-term leases:
Vessels	101.6	71.7
Containers	34.3	36.6
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Schedule of amounts recognized in the statement of cash flows
(d)	Amounts recognized in the statement of cash flows

	2022	2021
	US $ in millions

Cash outflow related to lease liabilities	1,564.1	877.8
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